Significant accounting policies	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Significant accounting policies
2. Significant accounting policies
Basis of preparation
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The consolidated financial statements are presented in pound sterling (“£”), which is the presentational currency of the Company. The functional currencies of consolidated subsidiaries are pound sterling and US dollars (“$”). All amounts disclosed in the consolidated financial statements and notes have been rounded to the nearest thousand, unless otherwise stated. The financial statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below.
Basis of consolidation
The consolidated financial information comprises the financial statements of Mereo BioPharma Group plc and its subsidiaries as at December 31, 2021. Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. Intercompany transactions, balances and unrealized gains on transactions between subsidiaries are eliminated in preparing the consolidated financial statements. Accounting policies of subsidiaries are consistent with the policies adopted by the Company.
The Company has an employee share trust to facilitate share transactions pursuant to employee share schemes. Although the trust is a separate legal entity from the Company, it is consolidated into the Company’s results in accordance with the IFRS 10 rules on special purpose vehicles. The Company is deemed to control the trust principally because the trust cannot operate without the funding the Company provides.
Segmental information
The Company has one operating segment. The Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer. The Company has a single portfolio of product candidates, with only direct research and development expenses monitored at a product candidate level. The CODM makes decisions over resource allocation at an overall portfolio level and the Company’s financing is managed and monitored on a consolidated basis.
Following the acquisition of Mereo BioPharma 5, Inc. (formerly OncoMed Pharmaceuticals, Inc. or “OncoMed”) in 2019,
non-current
assets held by the Company are located in the United Kingdom and United States. As at December 31, 2021, approximately £0.1 million (2020: £0.5 million) of non-current
assets are located in the United States.
Going concern
The going concern basis has been applied in these consolidated financial statements as the Company has adequate resources to meet its liabilities as they fall due for the foreseeable future and at least 12 months from the date of these consolidated financial statements.
The Company expects to incur significant operating losses for the foreseeable future as it continues its research and development efforts, seeks to obtain regulatory approval of its product candidates and pursues any future product candidates the Company may develop.
Until such time as the Company can generate significant revenue from product sales, or other commercial revenues, if ever, or through licensing and/or collaboration agreements for its oncology or rare disease product candidates, the Company will seek to finance its operations through a combination of public or private equity or debt financings or other sources.
Summary of significant accounting policies
a) Revenue
The Company’s ordinary business activities are the development of product candidates to key clinical milestones and either strategically partnering them or further developing such product candidates through regulatory approval and potentially commercialization. The Company may enter into a range of different agreements with third parties, including but not limited to: (i) licensing agreements where the global rights to a product candidate are licensed to a partner; and (ii) collaboration agreements where rights to a product candidate are licensed to a partner but the Company retains certain rights, for example to further develop or commercialize the product candidate in specified geographical territories. Under both licensing and collaboration agreements, rights to product candidates are provided to a partner typically in exchange for consideration in the form of upfront payments and/or development, regulatory, commercial or other similar milestones, and royalties on commercial sales, should regulatory approval be obtained for the product candidates.
Revenue includes income from licensing and collaboration agreements. Consideration received up front is recognized at the point in time in which the right to use an intangible asset is transferred and further payments received are recognized upon the achievement of specified development, regulatory, commercial or other similar milestones. For agreements with a right to access an intangible asset, revenue is recognized over time, typically on a straight-line basis over the life of the license or collaboration agreement. When there are other performance obligations in such agreements, the consideration is allocated using the residual approach and recognized when the performance obligations are satisfied.
Income from development, regulatory, commercial or similar milestones is recognized when considered highly probable that a significant reversal will not occur. Timing of the recognition of such milestones are considered to be a key judgment, as they are often dependent on third parties. In general, for milestones which are subject to the decisions of third parties (e.g. the acceptance or approval of a filing by a regulatory authority), the Company recognizes milestone income when the decision occurs.
We do not currently have any approved product candidates. Accordingly, we have not generated any commercial sales revenue during the year.
Intangible assets out-licensed under a license or collaboration agreement are recorded within “Cost of revenue” in the Company’s consolidated statement of comprehensive income/(loss) based on an allocation of cost or value of the rights that have been out-licensed.
Payments to third parties arising as a direct consequence of the income recognized are also recorded within “Cost of revenue” in the Company’s consolidated statement of comprehensive income/(loss).
b) Research and development (R&D) expenses
Expenditure on product development is capitalized as an intangible asset and amortized over the expected useful economic life of the product candidate concerned. Capitalization commences from the point at which technical feasibility and commercial viability of the product candidate can be demonstrated and the Company is satisfied that it is probable that future economic benefits will result from the product candidate once completed. Capitalization ceases when the product candidate receives regulatory approval for launch. No such costs have been capitalized to date.
Expenditure on R&D activities that do not meet the criteria for capitalization, including ongoing costs associated with acquired intellectual property rights and intellectual property rights generated internally by the Company, is recognized in the consolidated statement of comprehensive income as incurred. Intellectual property and in-process
R&D from asset acquisitions are recognized as intangible assets at cost.
c) Taxation
Tax expense recognized in the consolidated statement of comprehensive income/(loss) comprises the sum of deferred tax and current tax not recognized in other comprehensive income or directly in equity.
Current income tax
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the consolidated financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted, or substantively enacted, by the end of the reporting period in the jurisdictions in which the Company operates.
Amounts receivable in respect of research and development tax credits are recognized in the consolidated financial statements provided there is sufficient evidence that the amounts are recoverable. These credits are recognized within income tax in the consolidated statement of comprehensive income/(loss).
A provision is recognized for matters in which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable.
Deferred tax
Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred income tax assets are recognized for all deductible temporary differences, carry-forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry-forward of unused tax credits and unused tax losses can be utilized. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax assets to be recovered.
Deferred tax assets and liabilities are measured on an undiscounted basis at the tax rates that are expected to apply in the year when the asset or liability is realized, based on tax rates (and tax laws) enacted or substantively enacted at the end of the reporting period.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.
d) Foreign currencies
Items included in the consolidated financial statements are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in pound sterling (“£”), which is the presentational currency of the Company. The functional currencies of consolidated subsidiaries are pound sterling and US dollars (“$”).
Transactions in foreign currencies are initially recorded by the Company at the rate prevailing on the date the transaction first qualifies for recognition. Differences arising on settlement or translation of monetary items as well as gains or losses on the retranslation of foreign currency balances at the period-end
are recognized in the consolidated statement of comprehensive income/(loss).
The results and financial position of subsidiaries that have a functional currency different from the presentational currency of the Company are translated into the presentational currency (pound sterling). The assets and liabilities of such entities are translated into pound sterling at the rate of exchange prevailing at the balance sheet date. Income and expenses are translated at the average rate for the period. Fair value adjustments arising on acquisition of such entities are treated as assets and liabilities of the relevant entity and translated into pound sterling at the closing rate. The exchange differences arising on translation for consolidation are recognized in other comprehensive income/(loss).
e) Property, plant and equipment
Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Such cost includes the cost of replacing part of the plant and equipment if the recognition criteria are met. All other repair and maintenance costs are recognized in profit or loss as incurred.
Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. Useful lives of various property, plant and equipment are as follows:

•	Leasehold improvements	shorter of lease term or ten years

•	Office equipment	five years

•	IT equipment	three years

Property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of comprehensive income/(loss) when the asset is derecognized.
The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed annually and adjusted prospectively, if appropriate.
f) Business combinations
Business combinations are accounted for using the acquisition method of accounting. At the date of acquisition, the Company initially recognizes the fair value of the identifiable assets acquired, the liabilities assumed and any non-controlling
interest in the acquired business.
The consideration transferred is measured at fair value at the date of acquisition. The excess of the consideration transferred over the fair value of net identifiable assets of the business acquired is recorded as goodwill, unless the amount of consideration transferred is less than the fair value of net identifiable assets of the business acquired in which case the difference is recognized directly in the consolidated statement of comprehensive income/(loss) as a bargain purchase. A valuation is performed of assets and liabilities assumed on each acquisition accounted for as a business combination based on our best estimate of fair value.
Where the settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value. Contingent consideration is classified either as equity or a financial liability and is recognized at fair value on the acquisition date. Amounts classified as a financial liability are subsequently remeasured to fair value in accordance with IFRS 9 (Financial Instruments), with changes in fair value recognized in the consolidated statement of comprehensive income/(loss) as an administrative expense.
Directly attributable acquisition-related costs are expensed as incurred within the consolidated statement of comprehensive income/(loss).
g) Leases
Effective January 1, 2019, the Company adopted IFRS 16 (Leases) using the modified retrospective approach.
The Company assesses whether a contract is, or contains, a lease at inception of the contract. The Company recognizes a right-of-use
asset and a corresponding liability with respect to all lease arrangements in which it is a lessee.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.
Lease payments included in the measurement of the lease liability comprise of fixed lease payments, less any lease incentives receivable.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use
asset) whenever there is a significant change in lease term, lease payments or if the lease contract is modified and the lease modification is not accounted for as a separate lease.
The
right-of-use
assets comprise the initial measurement of the corresponding lease liability and lease payments made at or before the commencement date, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.
The
right-of-use
assets are presented within property, plant and equipment.
Right-of-use
assets are depreciated over the shorter period of lease term and useful life of the underlying asset:

•	Right-of-use asset (building)	six to nine years

•	Right-of-use asset (equipment)	one to two years
When the Company is an intermediate lessor, it accounts for the head lease and the sub-lease
as two separate contracts. The
sub-lease
is classified as a finance or operating lease by re
fer
ence to the
right-of-use
asset arising from the head lease. Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease.

h) Intangible assets
Intangible assets are initially recorded at cost which has been determined as the fair value of the consideration paid and payable. Assets that have been acquired through a business combination are initially recorded at fair value. The fair value of consideration is regularly reviewed based on the probability of achieving contractual milestones. Refer to policy on provision for deferred cash consideration below.
Where the consideration paid or payable is in shares, the cost is measured in accordance with IFRS 2 (Share Based Payments).
Intangible assets that are not yet available for use are reviewed for impairment at each reporting date by allocating the assets to the cash-generating units to which they relate. The estimated useful life is the lower of the legal duration and economic useful life. The estimated useful lives of intangible assets are reviewed at least annually.
Intangible assets are amortized from the date they are available for commercial use. No amortization has been recognized to date.
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.
i) Financial instruments
Financial assets and liabilities are recognized in the consolidated balance sheet only when the Company becomes party to the contractual provisions of the instrument.
Financial assets
On initial recognition, a financial asset is classified into one of three primary measurement categories:

•	Amortized cost;

•	Fair value through other comprehensive income (“FVOCI”); or

•	Fair value through profit or loss (“FVTPL”).
The initial classification into a primary measurement category depends on the nature and purpose of the financial asset.
For short-term investments, interest income and impairment gains or losses are recognized directly in the consolidated statement of comprehensive income. The difference between cumulative fair value gains or losses and the cumulative amounts recognized in the consolidated statement of comprehensive income/(loss) is recognized in other comprehensive income until derecognition, when the amounts in other comprehensive income are reclassified to the consolidated statement of comprehensive income/(loss).
Classification as debt or equity
Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Embedded derivatives
An embedded derivative is a component of a hybrid contract that also includes a non-derivative
host with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative. Derivatives embedded in hybrid contracts with hosts that are not financial assets within the scope of IFRS 9 (e.g. financial liabilities) are treated as separate derivatives when they meet the definition of a derivative, their risks and characteristics are not closely related to those of the host contracts and the host contracts are not measured at FVTPL.
Convertible loan notes
Convertible loan notes are regarded as compound instruments consisting of a liability component and an equity component. At the date of issue, the fair value of the liability component is estimated using a discount rate for an equivalent liability without the conversion feature. This amount is recorded as a liability on an amortized cost basis using the effective interest method until extinguished upon conversion or at the instrument’s maturity date. The difference between the proceeds from the issue of the convertible loan note and the fair value assigned to the liability component is included in equity and not subsequently remeasured. Upon conversion, the amount initially recognized in “Other capital reserves” will be transferred to “Share premium”.
Financial liabilities
All financial liabilities are measured subsequently at amortized cost using the effective interest method or at FVTPL.
Borrowings (including interest-bearing loans) are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Under the effective interest method, amortization is included as a finance cost in the consolidated statement of comprehensive income/(loss).
Non-substantial
modifications to financial liabilities are measured at amortized cost with the associated gain or loss recognized in the consolidated statement of comprehensive income/(loss). The gain or loss is computed as the difference between the original contractual cash flows and the modified cash flows, discounted at the original effective interest rate. For substantial modifications, the existing financial liability is derecognized and a new financial liability is established.
Borrowings are derecognized from the balance sheet when the obligation specified in the contract is discharged, cancelled or expired.
The warrant instruments are recorded at fair value, with changes in the fair value recognized in the consolidated statement of comprehensive income/(loss), where the terms of the warrant instruments allow for cashless exercise.
j) Fair value measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability; or

•	In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by the Company.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — quoted (unadjusted) market prices in active markets for identical assets or liabilities.

•	Level 2 — valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

•	Level 3 — valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
k) Impairment of
non-financial
assets
Further disclosures relating to impairment of
non-financial
assets are also provided in the following notes:

•	Disclosures for significant assumptions	Note 3

•	Property, plant and equipment	Note 12

•	Intangible assets not yet available for use	Notes 13 and 14

At each reporting date, the Company assesses whether there is any indication that an asset may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.
Impairment losses are recognized in the consolidated statement of comprehensive income/(loss) in expense categories consistent with the function of the impaired asset.
An assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset’s or cash-generating unit’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statement of comprehensive income/(loss) unless the asset is carried at a revalued amount, in which case the reversal is treated as a revaluation increase.
l) Cash and short-term deposits
Cash and short-term deposits in the balance sheet comprise cash at banks and on hand along with short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value.
m) Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Company expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the consolidated statement of comprehensive income/(loss) net of any reimbursement.
If the effect of the time value of money is material, provisions are discounted using a current pre-tax
rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.
Where contingent payments relate to future use of the
in-licensed
IP, no liability or provision is recognized for variable amounts to be paid to the vendors based on future events unless such arrangements are onerous. The liability (and corresponding expense in the income statement) to the vendors is recognized as an obligation arises.
n) Provision for deferred cash consideration
Provision for deferred cash consideration consists of future payments which are contractually committed but not yet certain. In respect of products which are not yet approved, such deferred cash consideration excludes potential milestones, royalties or other payments that are deemed to be so uncertain as to be unquantifiable. Deferred cash consideration is recognized as a liability with the amounts calculated as the risk adjusted net present value of anticipated deferred payments.
The provision is reviewed at each balance sheet date and adjusted based on the likelihood of contractual milestones being achieved and therefore the deferred payment being settled. Increases in the provision relating to changes in the probability are recognized as an intangible asset. Increases in the provision relating to the unwinding of the time value of money are recognized as a finance expense.
o) Share-based payments
Employees (including executives) and
non-executive
directors of the Company receive remuneration in the form of share-based payments, whereby employees and non-executive
directors render services as consideration for equity instruments (equity settled transactions).

Incentives in the form of shares are provided to employees and non-executive
directors under various plans (Note 26). Executive officers also have outstanding shares under a deferred bonus share plan (“DBSP Plan”) and a long-term incentive plan (“LTIP Plan”).
In accordance with IFRS 2 Share-based Payments (“IFRS 2”), charges for these incentives are expensed through the consolidated statement of comprehensive income/(loss) on a straight-line basis over their vesting period, based on the Company’s estimate of shares that will eventually vest. The total amount to be expensed is determined by reference to the fair value of the options or awards at the date they were granted. For LTIP shares, the fair value on grant date excludes the impact of any non-market
vesting conditions, which are taken into account by adjusting the number of equity instruments included in the measurement of the share-based payment transaction and are adjusted each period until such time as the equity instruments vest.
Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service.
In accordance with IFRS 2, the cancellation of share options is accounted for as an acceleration of the vesting period and therefore any amount unrecognized that would otherwise have been charged in future accounting periods is recognized immediately. When options are forfeited, the accounting expense for any unvested awards is reversed.
p) Costs of issuing capital
Incremental costs incurred and directly attributable to the offering of equity securities are deducted from the related proceeds of the offering. The net amount is recorded as share premium in the period when such shares are issued. Where such expenses are incurred prior to the offering they are recorded in prepayments until the offering completes. Other costs incurred in such offerings are expensed as incurred and included in general and administrative expenses.
q) Employee Benefit Trust
The Company operates an Employee Benefit Trust (“EBT”), the Mereo BioPharma Group plc Employee Benefit Trust.
The EBT holds ADS’s to satisfy the exercise of options under the Company’s share-based incentive schemes (Note 26). The EBT is a Jersey-based trust which was initially funded by a loan from the Company, which it utilized to purchase shares in sufficient quantity to fulfill the envisaged awards. The Company will issue ordinary shares to a custodian for conversion by a depositary bank to ADS’s and delivery to the EBT. These ordinary shares will be deducted from the shareholders’ funds on the consolidated balance sheet at their nominal value.
Shares held by the EBT are included in the consolidated balance sheet as a reduction in equity.
r) Pension contribution costs
Payments to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions.